Provisions	12 Months Ended
Dec. 31, 2020
Additional Provisions Other Provisions Abstract [Abstract]
Disclosure Of Provisions Explanatory

24. Provisions

24.1 Details of provisions as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Provisions for credit losses of unused loan commitments	￦	208,148	￦	298,753
Provisions for credit losses of acceptances and guarantees		77,759		62,254
Provisions for credit losses of financial guarantee contracts		6,063		6,348
Provisions for restoration costs		120,340		151,696
Others		115,619		195,852

	￦	527,929	￦	714,903

24.2 Changes in provisions for credit losses of unused loan commitments, acceptances and guarantees for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	132,876	￦	68,920	￦	8,881	￦	27,084	￦	30,109	￦	17,982
Transfer between stages
Transfer to 12-month expected credit losses		32,622		(31,408)		(1,214)		365		(365)		—
Transfer to lifetime expected credit losses		(16,932)		17,195		(263)		(975)		1,705		(729)
Impairment		(422)		(1,516)		1,938		(24)		(280)		304
Provision (reversal) for credit losses		(21,171)		18,036		45		(1,763)		4,584		(893)
Others (exchange differences, etc.)		324		237		—		274		259		122

Ending	￦	127,297	￦	71,464	￦	9,387	￦	24,961	￦	36,012	￦	16,786

24.2 Changes in provisions for credit losses of unused loan commitments, acceptances and guarantees for the years ended December 31, 2019 and 2020, are as follows: (cont’d)

	2020
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	127,297	￦	71,464	￦	9,387	￦	24,961	￦	36,012	￦	16,786
Transfer between stages
Transfer to 12-month expected credit losses		23,318		(21,694)		(1,624)		194		(191)		(3)
Transfer to lifetime expected credit losses		(13,431)		15,991		(2,560)		(486)		486		—
Impairment		(304)		(3,474)		3,778		(5)		(461)		466
Provision (reversal) for credit losses*		24,583		65,449		(412)		9,482		(20,389)		(2,734)
Business combination		19,426		—		—		—		—		—
Others (exchange differences, etc.)		(18,168)		(273)		—		(1,058)		(619)		(187)

Ending	￦	162,721	￦	127,463	￦	8,569	￦	33,088	￦	14,838	￦	14,328

*

Includes additional provision of ￦ 14,974 million for industries and borrowers which are highly affected by COVID-19, and ￦ 28,385 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) for the year ended December 31, 2020.

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
	(In millions of Korean won)
Beginning	￦	4,275	￦	6,063
Provision		1,865		280
Others		(77)		5

Ending	￦	6,063	￦	6,348

24.4 Changes in provisions for restoration costs for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
	(In millions of Korean won)
Beginning	￦	108,000	￦	120,340
Provision		7,037		14,192
Reversal		(7,178)		(2,010)
Used		(5,211)		(9,469)
Unwinding of discount		2,237		2,372
Effect of changes in discount rate		15,455		23,886
Business combination		—		2,385

Ending	￦	120,340	￦	151,696

Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate were used to estimate the present value of estimated costs.

24.5 Changes in other provisions for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Membership rewards program		Dormant accounts		Litigations		Others*		Total
	(In millions of Korean won)
Beginning	￦	12,654	￦	4,377	￦	21,190	￦	89,511	￦	127,732
Increase		56,758		2,378		23,863		38,025		121,024
Decrease		(54,743)		(3,176)		(16,363)		(58,855)		(133,137)

Ending	￦	14,669	￦	3,579	￦	28,690	￦	68,681	￦	115,619

	2020
	Membership rewards program		Dormant accounts		Litigations		Others*		Total
	(In millions of Korean won)
Beginning	￦	14,669	￦	3,579	￦	28,690	￦	68,681	￦	115,619
Increase		76,138		2,607		19,186		89,361		187,292
Decrease		(71,306)		(3,179)		(9,725)		(28,173)		(112,383)
Business combination		—		—		2,366		2,958		5,324

Ending	￦	19,501	￦	3,007	￦	40,517	￦	132,827	￦	195,852

*	Provisions for incomplete sales of cardssurance are ￦ 2,532 million and ￦ 1,319 million, as of December 31, 2019 and 2020, respectively.